CAPITAL MANAGEMENT	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Capital Management
CAPITAL MANAGEMENT

NOTE 10. CAPITAL MANAGEMENT

The Company’s capital management objectives are:

–	to ensure the Company’s ability to continue as a going concern;
–	to increase the value of the Company’s assets; and
–	to provide an adequate return to shareholders of the Company.

These objectives will be achieved by selling its tested vanadium electrolyte with licensed technology, revenue generated from Smarten.

The Company monitors capital on the basis of the carrying amount of equity. Capital for the reporting periods under review is summarized in the statement of changes in equity (deficit).

The Company sets the amount of capital in proportion to its overall financing structure, i.e. equity and financial liabilities. The Company manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may return capital to shareholders, issue new shares, or sell assets. When financing conditions are not optimal, the Company may enter into option agreements or other solutions to continue its activities or may slow its activities until conditions improve.

No changes were made in the objectives, policies and processes for managing capital during the reporting periods.

NOTE 13. CAPITAL MANAGEMENT

The Company’s capital management objectives are:

–	to ensure the Company’s ability to continue as a going concern;
–	to increase the value of the Company’s assets; and
–	to provide an adequate return to shareholders of the Company.

These objectives will be achieved by selling its tested vanadium electrolyte with licensed technology, revenue generated from SmartenCo.

The Company monitors capital on the basis of the carrying amount of equity. Capital for the reporting periods under review is summarized in the statement of changes in equity (deficit).

The Company sets the amount of capital in proportion to its overall financing structure, i.e. equity and financial liabilities. The Company manages the capital structure and makes adjustments to it in the light of changes in economic conditions and the risk characteristics of the underlying assets. In order to maintain or adjust the capital structure, the Company may return capital to shareholders, issue new shares, or sell assets. When financing conditions are not optimal, the Company may enter into option agreements or other solutions to continue its activities or may slow its activities until conditions improve.

No changes were made in the objectives, policies and processes for managing capital during the reporting periods.